CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Stockholders' Equity [Abstract]
Tax on foreign currency translation adjustments	$ 0	$ 0	$ 0
Tax on unrealized holding gains on short-term investment	0	0	541
Tax on reclassification adjustment for gains on short-term investments realized	$ 0	$ 0	$ 541